Summary of significant accounting policies - Oil and Natural Gas Properties (Details) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2019
Summary of significant accounting policies
Exploratory wells capitalized whose proved reserves are yet to be determined			$ 0
Interest costs capitalized	$ 60,477,000
Depletion expense for oil and natural gas producing property and related equipment	0		0		$ 0
Capitalized Costs, Interest Costs Related To Oil and Gas Producing Activities	0	$ 0	0	$ 0
Acquisitions of oil and natural gas properties qualified as the purchase of a business		$ 1,764,000
Sale of partial unit of proved oil and natural gas properties removing accumulated depletion	$ 0		$ 1,434,000